UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             5/15/09
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  28
Form 13F Information Table Value Total:  $3,540,081
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.
       3                    28-13450             SPO Partners II Co-Investment
                                                   Partnership, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    240,212    7,211,400  SH                DEFINED        1        7,211,400
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108     21,475      644,700  SH                DEFINED        2          644,700
------------------------------------------------------------------------------------------------------------------------------------
CABOT CORPORATION     COM     127055101    101,554    9,662,600  SH                DEFINED        1        9,662,600
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304    574,498   84,360,913  SH                DEFINED        1       84,360,913
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     21,824    3,204,753  SH                DEFINED        2        3,204,753
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION   COM     131347304     35,075    5,150,500  SH                DEFINED        3        5,150,500
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104    719,201   35,237,663  SH                DEFINED        1       35,237,663
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL         COM     228227104     27,760    1,360,100  SH                DEFINED        2        1,360,100
------------------------------------------------------------------------------------------------------------------------------------
DENBURY RESOURCES,
INC.                  COM     247916208     87,643    5,897,900  SH                DEFINED        1        5,897,900
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORPORATION   COM     29364G103     87,212    1,280,836  SH                DEFINED        1        1,280,836
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101    174,554   17,902,984  SH                DEFINED        1       17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO.                   CL A    512815101      7,173      735,730  SH                DEFINED        2          735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101    172,596   11,854,122  SH                DEFINED        1       11,854,122
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL A    530555101      5,930      407,279  SH                DEFINED        2          407,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309    302,040   21,375,829  SH                DEFINED        1       21,375,829
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.   CL C    530555309      8,569      606,408  SH                DEFINED        2          606,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106    411,919    5,194,435  SH                DEFINED        1        5,194,435
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATERIALS, INC.       COM     573284106     14,813      186,800  SH                DEFINED        2          186,800
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD
EXPLORATION COMPANY   COM      651290108   110,902    4,885,530  SH                DEFINED        1        4,885,530
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD
EXPLORATION COMPANY   COM      651290108     3,478      153,200  SH                DEFINED        2          153,200
------------------------------------------------------------------------------------------------------------------------------------
PIONEER RESOURCES     COM      723787107   143,236    8,696,754  SH                DEFINED        1        8,696,754
------------------------------------------------------------------------------------------------------------------------------------
PIONEER RESOURCES     COM      723787107     4,951      300,600  SH                DEFINED        2          300,600
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104   100,560   18,151,554  SH                DEFINED        1       18,151,554
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC.        COM      74837R104     9,273    1,673,900  SH                DEFINED        2        1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORPORATION           COM      78388J106   128,696    5,523,443  SH                DEFINED        1        5,523,443
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103      3,178    2,740,000  SH                DEFINED        1        2,740,000
------------------------------------------------------------------------------------------------------------------------------------
VOYAGER LEARNING
COMPANY               COM     92908U103        386      332,500  SH                DEFINED        2          332,500
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATERIALS
COMPANY               COM     929160109     21,375      482,614  SH                DEFINED        1          482,614
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